UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Loncar Cancer Immunotherapy ETF
Schedule of Investments
November 30, 2016 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 100.0%
	Biotechnology - 3.3%
107,505	NantKwest, Inc. (a)	$703,083
	Drugs and Druggists’ Sundries Merchant Wholesalers - 6.6%
34,538	Atara Biotherapeutics, Inc. (a)	685,579
114,760	ZIOPHARM Oncology, Inc. (a)	743,645
		1,429,224
	Pharmaceutical and Medicine Manufacturing - 64.8%
77,208	Adaptimmune Therapeutics plc - ADR (a)	321,957
61,211	Aduro Biotech, Inc. (a)	697,805
85,315	Advaxis, Inc. (a)	708,968
176,968	Agenus, Inc. (a)	729,108
25,875	AstraZeneca plc - ADR	676,373
23,887	BeiGene, Ltd. - ADR (a)	757,218
56,186	Bellicum Pharmaceuticals, Inc. (a)	1,007,415
10,019	Bristol-Myers Squibb Company	565,472
7,133	Celgene Corporation (a)	845,332
162,119	Celldex Therapeutics, Inc. (a)	617,673
108,399	Compugen, Ltd. (a)	655,814
71,140	CytomX Therapeutics, Inc. (a)	792,500
17,438	Five Prime Therapeutics, Inc. (a)	1,003,034
66,904	Inovio Pharmaceuticals, Inc. (a)	473,680
13,620	Kite Pharma, Inc. (a)	693,667
92,251	Lion Biotechnologies, Inc. (a)	613,469
12,433	Merck & Company, Inc.	760,775
67,005	NewLink Genetics Corporation (a)	742,415
9,298	Novartis AG - ADR	639,331
20,573	Pfizer, Inc.	661,216
		13,963,222
	Scientific Research and Development Services - 25.3%
4,694	Amgen, Inc.	676,264
17,434	Bluebird Bio, Inc. (a)	1,052,142
26,513	Cellectis S.A. - ADR (a)	447,009
8,937	Incyte Corporation (a)	914,166
16,652	Juno Therapeutics, Inc. (a)	333,873
28,059	MacroGenics, Inc. (a)	727,570
50,400	Xencor, Inc. (a)	1,288,224
		5,439,248
	TOTAL COMMON STOCKS (Cost $24,984,492)	21,534,777

	SHORT-TERM INVESTMENTS- 0.0% +
7,154	Invesco Short Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.29% *	7,154
	SHORT-TERM INVESTMENTS (Cost $7,154)	7,154
	TOTAL INVESTMENTS (Cost $24,991,646) - 100.0%	21,541,931
	Liabilities in Excess of Other Assets - 0.0% +	(3,417)
	NET ASSETS - 100.0%	$21,538,514

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
ADR	American Depositary Receipt
+	Represents less than 0.05%.
*	Rate shown is the annualized seven-day yield as of November 30, 2016.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

	Tax cost of investments	$24,991,646
	Gross tax unrealized appreciation	1,159,162
	Gross tax unrealized depreciation	(4,608,877)
	Net tax unrealized appreciation	$(3,449,715)

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at November 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,534,777	$-	$-	$21,534,777
Short-term Investments	7,154	-	-	$7,154
Total Investments in Securities	$21,541,931	$-	$-	$21,541,931

^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date  January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  January 30, 2017

By (Signature and Title)* /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date  January 30, 2017

* Print the name and title of each signing officer under his or her signature.